Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended
	Oct. 01, 2025	Dec. 03, 2021	Jun. 17, 2021	Sep. 30, 2025	Sep. 30, 2024	Dec. 10, 2024
Preferred Stock
Payment of preferred dividends				$ 1,907	$ 2,552
Element 1 Corp.
Preferred Stock
Profit interests on distributions				20.00%
Total investment				$ 9,300
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Preferred stock issued		15,000	25,000
Liquidation preference per share		$ 1,000
Divided rate				8.50%
Number of shares redeemed						10,000
Cumulative Series A redeemable Preferred Stock | Subsequent events
Preferred Stock
Redemption price (as a percent)	102.00%
Amount of stock redemption	$ 30,600
Cumulative Series A redeemable Preferred Stock | Other noncurrent liabilities
Preferred Stock
Profit interests distribution liability				$ 300
Cumulative Series A redeemable Preferred Stock | Third anniversary
Preferred Stock
Redemption price (as a percent)				103.00%
Cumulative Series A redeemable Preferred Stock | Fourth anniversary
Preferred Stock
Redemption price (as a percent)				102.00%
Cumulative Series A redeemable Preferred Stock | Fifth anniversary
Preferred Stock
Redemption price (as a percent)				100.00%